Investment in Films and Television Programs - (Impairments) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	$ 33.6	$ 55.8	$ 10.8
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income [Extensible Enumeration]	Total direct operating expense on consolidated statements of operations, Restructuring and other	Total direct operating expense on consolidated statements of operations, Restructuring and other
Content impairments related to exiting local production in certain international territories	$ 7.7
LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	169.8	$ 420.3	390.1
Development costs, written off		12.8
Not included in segment operating results
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	7.2	12.8	0.0
Not included in segment operating results | Direct Operating Expense | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	143.4	377.3	379.3
Motion Picture | Reportable Segments
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	19.7	34.6	6.2
Motion Picture | Reportable Segments | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	19.7	34.6	6.2
Television Production | Reportable Segments
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	6.7	8.4	4.6
Television Production | Reportable Segments | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	6.7	$ 8.4	$ 4.6
Motion Picture And Television Production [Member] | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Content impairments related to exiting local production in certain international territories	$ 7.7